Acquisitions	6 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisition [Text Block]
Acquisitions

Effective July 1, 2011, Meredith acquired 100 percent of the outstanding stock of the EatingWell Media Group (EatingWell). The results of EatingWell operations have been included in the consolidated financial statements since that date. The EatingWell portfolio includes a bi-monthly magazine, a website, a content licensing and custom marketing program, a Healthy-in-a-Hurry mobile recipe application, and a series of high-quality food and nutrition-related books and cookbooks. The cash purchase price was $28.0 million.

As a result of the acquisition, the assets and liabilities of EatingWell, consisting primarily of accounts receivable, identifiable intangible assets, accounts payable, deferred subscription revenue, and other accrued expenses, are now reflected in the Company's Condensed Consolidated Balance Sheet. The condensed consolidated financial statements reflect the allocation of the purchase price to the assets acquired and liabilities assumed, based on their respective fair values.

The Company is in the process of obtaining a third-party valuation of intangible assets; thus the provisional measurements of intangible assets, goodwill, and deferred income tax balances are subject to change. Trade names and internet domain names, both indefinite-lived assets, have been provisionally assigned values of $3.9 million and $0.9 million, respectively. Definite-lived intangible assets include developed content of $2.2 million, advertiser relationships of $0.3 million, and subscriber relationships of $0.1 million. The subscriber relationships have a 2 year useful life, the advertiser relationships have a 2.5 year useful life and the majority of the developed content has a 10 year useful life. Goodwill, with a provisionally assigned value of $20.8 million, is attributable to expected synergies and the assembled workforce of Eating Well. As noted, the fair value of the acquired assets and liabilities is provisional pending receipt of the final valuation report.

EatingWell is subject to legal and regulatory requirements, including but not limited to those related to taxation, in each of the jurisdictions in which it operates. The Company has conducted a preliminary assessment of liabilities arising in each of these jurisdictions, and has recognized provisional amounts in its initial accounting for the acquisition of EatingWell for all identified liabilities in accordance with the business combinations guidance. However, the Company is continuing its review of these matters during the measurement period, and if new information about facts and circumstances that existed at the acquisition date identifies adjustments to the liabilities initially recognized, or any additional liabilities that existed at the acquisition date, the acquisition accounting will be revised to reflect the resulting adjustments to the provisional amounts initially recognized.

On October 31, 2011, Meredith completed its acquisition of Every Day with Rachael Ray magazine and its related digital assets (collectively Rachael Ray).  In addition, Meredith announced it has finalized a 10-year licensing agreement with Watch Entertainment Inc. for the award-winning brand. The results of Rachael Ray's operations have been included in the consolidated financial statements since that date. The cash purchase price was $4.3 million.

As a result of the acquisition, the assets and certain of the liabilities of Rachael Ray, consisting primarily of accounts receivable, identifiable intangible assets, and deferred subscription revenue, are now reflected in the Company's Condensed Consolidated Balance Sheet. The condensed consolidated financial statements reflect the allocation of the purchase price to the assets acquired and liabilities assumed, based on their respective fair values.

The Company is in the process of obtaining a third-party valuation of intangible assets; thus the provisional measurements of intangible assets, goodwill, and deferred income tax balances are subject to change. Definite-lived intangible assets have a provisionally assigned value of $7.5 million and a 5 year useful life. Goodwill, with a provisionally assigned value of $21.1 million, is attributable to expected synergies and the assembled workforce of Rachael Ray. As noted, the fair value of the acquired assets and liabilities is provisional pending receipt of the final valuation report.

The impact of the EatingWell and Rachael Ray acquisitions is not material to the Company's results of operations; therefore, pro forma financial information has not been provided. Acquisition related costs were expensed by the Company in the period in which they were incurred. Acquisition related costs were not material to the Company's results of operations.